Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Effective tax rate	9.00%	11.00%	17.00%
Tax losses carried forward (in Dollars)	$ 2,366,024	$ 6,917,524
Hong Kong [Member]
Income Taxes [Line Items]
Corporate tax rate	16.50%
Singapore [Member]
Income Taxes [Line Items]
Corporate tax rate	17.00%